Commitments - Commitments related to financing activities (Details) € in Millions, $ in Millions		1 Months Ended	5 Months Ended
	Dec. 31, 2020 USD ($) contract	Sep. 30, 2020 item	May 31, 2021 USD ($) contract	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 60
Foreign currency forwards
Disclosure of detailed information about financial instruments [line items]
Number Of Derivative Contracts Completed	2	2	3
Notional amount	$ 60		$ 60
Change in fair value of future currency contracts | €				€ 1.8